Operating segment information	12 Months Ended
Dec. 31, 2019
Operating segment information
Operating segment information

4.    Operating segment information

The Group is principally engaged in the healthcare service business.

Predecessor period

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision-maker (the “CODM”) in order to allocate resources to segments and to assess their performance. The information reported to the board of directors of the Partnership, which had been identified as the CODM, for the purpose of resource allocation and assessment of performance did not contain discrete operating segment financial information and the board of directors reviewed the financial results of the Group as a whole. Therefore, no further information about the operating segment was presented for the Predecessor Periods.

Successor period

For management purposes, the Group is organized into business units based on their stage of development, services and geographic location, and has three reportable operating segments as follows:

(a)	Operating assets_Tier 1 segment mainly consists of the Group’s existing general hospitals and clinics located in tier 1 cities in the PRC, such as Beijing and Shanghai.
(b)

Operating assets_Tier 2 and other assets segment mainly consists of the Group’s existing general hospitals and clinics located in tier 2 cities in the PRC, such as Tianjin and Qingdao, and specialized healthcare facilities.

(c)	Expansion assets segment mainly consists of the Group’s expansion projects and new healthcare facilities opened in recent years.

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating segment earnings before interest, tax, depreciation and amortization (“EBITDA”). Information reported to the CODM, which was identified as the executive committee of the board of directors, for the purposes of resources allocation and performance assessment does not include any assets and liabilities. Accordingly, no segment assets and liabilities are presented. Intersegment sales and transfers are transacted with reference to the selling prices used for sales made to third parties at the then prevailing market prices.

		Operating
	Operating	assets_Tier 2	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	and other assets	assets	Total

Segment revenue (Note 5)
Sales to external customers	54,775	14,523	10,737	80,035
Intersegment sales				4,159
				84,194
Reconciliation:
Elimination of intersegment sales				(4,159)
Revenue				80,035

		Operating
	Operating	assets_Tier 2	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	and other assets	assets	Total

Segment results	6,222	977	(3,934)	3,265
Reconciliation:
Elimination of intersegment results				(2,784)
Depreciation and amortization				(14,931)
Finance income				779
Finance costs				(29,503)
Foreign exchange losses				(2,641)
Transaction costs of the Business Combination				(165,842)
Share-based compensation				(10,514)
Corporate and other unallocated expenses				(14,387)
Loss before tax				(236,558)

Geographical information

During the periods presented, the Group operated within one geographical segment because all of its revenue was generated in the PRC and all of its long-term assets/capital expenditure were located/incurred in the PRC. Accordingly, no geographical segment information was presented.

Information about major customers

No revenue from services provided to a single customer amounted to 10% or more of the total revenue of the Group during the periods presented.